Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments
Disclosure of fair value of financial instruments

The Group’s financial instruments were classified according to the following categories:

	2025
	Amortized cost	Fair value through profit or loss
Assets:

Trade receivables	1,470,730	—
Commodity forward contracts	—	31,734
Derivative financial instruments	—	3,748
Restricted cash	34,800	—

Total	1,505,530	35,482

Liabilities:

Trade payables	2,891,829	—
Lease liabilities	144,069	—
Borrowings	1,019,299	—
Agribusiness Receivables Certificates	410,515	—
Obligations to FIAGRO quota holders	501,886	—
Payables for the acquisition of subsidiaries	148,017	—
Derivative financial instruments	—	31,411
Salaries and social charges	189,615	—
Commodity forward contracts	—	33,164
Dividends payable	29,168	—
Warrant liabilities	—	1,953

Total	5,334,398	66,528

	2024
	Amortized cost	Fair value through profit or loss
Assets:
Restricted cash	168,862	—
Trade receivables	2,825,799	—
Derivative financial instruments	—	47,677
Commodity forward contracts	—	140,660

Total	2,994,661	188,337

Liabilities:
Trade payables	3,845,133	—
Lease liabilities	216,746	—
Borrowings	1,225,570	—
Agribusiness Receivables Certificates	405,565	—
Obligations to FIAGRO quota holders	205,088	—
Payables for the acquisition of subsidiaries	206,242	—
Derivative financial instruments	—	75,017
Commodity forward contracts	—	65,957
Salaries and social charges	174,665	—
Dividends payable	6,397	—
Warrant liabilities	—	22,421
Liability for FPA Shares	168,862	—

Total	6,454,268	163,395